UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
PURSUANT TO SECTION 15G OF THE
SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

___    Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

___________ to ___________

Date of Report (Date of earliest event reported) ___________

Commission File Number of securitizer: ___________

Central Index Key Number of securitizer: ___________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

X   Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001871462 (PIF Residential Funding I Depositor LLC)

BRAVO Residential Funding Trust 2021-NQM2

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ___________

Central Index Key Number of underwriter (if applicable): ___________

Kenton T. Smith, Authorized Person, 949-720-6652

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT:

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Item 3, Exhibits 99.1, 99.2, 99.3, 99.4 and 99.5 for the related information.

Item 3.	Exhibits

99.1     Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1— Executive Summary

Schedule 2— Data Compare

Schedule 3— Securitization Set

99.2     Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1— Narrative

Schedule 2— Conditions Report

Schedule 3— Loan Level Tape Compare

Schedule 4— Non ATR QM

Schedule 5— Rating Agency ATR QM

Schedule 6— Valuations Summary

Schedule 7— ATR QM Upload

99.3     Disclosures required by Rule 15Ga-2 for Edge Mortgage Advisory Company LLC

Schedule 1— Executive Summary

Schedule 2 – Exception Report

Schedule 3 – Exception Report – Loan

Schedule 4 – Rating Agency Grades

Schedule 5 – Final Tape Compare Report

Schedule 6 – Valuation Summary Report

99.4     Disclosures required by Rule 15Ga-2 for Inglet Blair, LLC

Schedule 1— Executive Summary

Schedule 2 – Securitization Reports

99.5     Disclosures required by Rule 15Ga-2 for Residential RealEstate Review Management Inc.

Schedule 1— Narrative Report

Schedule 2— Pay History Review

Schedule 3— Servicer Comment History

Schedule 4— Title / Tax / Lien Review

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: July 30, 2021

PIF Residential Funding I Depositor LLC (Securitizer)

By:	/s/ Kenton T. Smith
	Name:	Kenton T. Smith
	Title:	Authorized Person

EXHIBIT INDEX

Exhibit Number

99.1     Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1— Executive Summary

Schedule 2— Data Compare

Schedule 3— Securitization Set

99.2     Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1— Narrative

Schedule 2— Conditions Report

Schedule 3— Loan Level Tape Compare

Schedule 4— Non ATR QM

Schedule 5— Rating Agency ATR QM

Schedule 6— Valuations Summary

Schedule 7— ATR QM Upload

99.3     Disclosures required by Rule 15Ga-2 for Edge Mortgage Advisory Company LLC

Schedule 1— Executive Summary

Schedule 2 – Exception Report

Schedule 3 – Exception Report – Loan

Schedule 4 – Rating Agency Grades

Schedule 5 – Final Tape Compare Report

Schedule 6 – Valuation Summary Report

99.4     Disclosures required by Rule 15Ga-2 for Inglet Blair, LLC

Schedule 1— Executive Summary

Schedule 2 – Securitization Reports

99.5     Disclosures required by Rule 15Ga-2 for Residential RealEstate Review Management Inc.

Schedule 1— Narrative Report

Schedule 2— Pay History Review

Schedule 3— Servicer Comment History

Schedule 4— Title / Tax / Lien Review

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